Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.3%
Senior Loans (a)
Communication Services 9.9%
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 9.566%, 10/31/2027	966,721	965,512
Altice France S.A., Term Loan B14, 2-month SOFR + 5.5%, 10.17%, 8/15/2028	1,865,150	1,811,526
AZZ Inc., Term Loan B, 30-day average SOFR + 4.25%, 8.968%, 5/13/2029	317,000	317,520
CCI Buyer, Inc., Term Loan, 90-day average SOFR + 4.0%, 8.58%, 12/17/2027	422,475	416,446
CenturyLink, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.885%, 3/15/2027	347,109	289,499
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 8.23% - 8.232%, 8/21/2026	1,078,762	1,023,924
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 9.316%, 4/27/2027	705,205	695,290
CSC Holdings LLC, Term Loan B6, 30-day average SOFR + 4.5%, 9.062%, 1/17/2028	742,782	697,286
Cumulus Media New Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 3/31/2026	72,649	69,425
Cyxtera DC Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 7.82%, 5/1/2024	247,071	223,290
Diamond Sports Group LLC:
Second Lien Term Loan, 90-day average SOFR + 3.25%, 8.025%, 8/24/2026	228,789	26,901
Term Loan, 6-month USD-LIBOR + 3.25%, 8.314%, 8/24/2026	228,789	25,310
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 9.635%, 8/2/2027	372,750	363,538
Frontier Communications Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 8.5%, 5/1/2028	200,000	196,156
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.885%, 5/1/2026	440,000	429,000
Level 3 Financing Inc., Term Loan B, 1-month USD LIBOR + 1.75%, 6.385%, 3/1/2027	230,000	210,522
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 8.385%, 9/13/2024	766,507	762,196
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 7.885%, 10/20/2025	364,239	343,069
Northwest Fiber LLC, Term Loan, 30-day average SOFR + 3.75%, 8.428%, 4/30/2027	373,350	365,948
NortonLifeLock Inc., Term Loan B, 30-day average SOFR + 2.0%, 6.718%, 9/12/2029	419,512	415,728
Outfront Media Capital LLC, Term Loan B, 1-month USD-LIBOR + 1.75%, 6.385%, 11/18/2026	300,000	297,188
Telesat Canada, Term Loan B5, 3-month USD-LIBOR + 2.75%, 7.58%, 12/7/2026	230,105	124,425
Uber Technologies, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 8.453%, 2/25/2027	290,173	291,216
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 3/15/2026	1,203,679	1,197,076
ViaSat, Inc., Term Loan, 30-day average SOFR + 4.5%, 9.232%, 3/2/2029	447,750	443,832
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 7.088%, 1/31/2028	412,877	405,724
Xplornet Communications, Inc., Term Loan, 1-month USD-LIBOR + 4.0%, 8.635%, 10/2/2028	361,250	303,546
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 7.635%, 3/9/2027	787,159	657,172
Ziggo Financing Partnership, Term Loan I, 1-month USD-LIBOR + 2.5%, 7.088%, 4/30/2028	300,000	294,251
		13,662,516

Consumer Discretionary 11.9%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 6.385%, 11/19/2026	680,933	676,496
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 4/10/2028	194,538	194,720
Aimbridge Acquisition Co., Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 2/2/2026	345,033	328,320
American Axle and Manufacturing, Inc., Term Loan B, 30-day average SOFR + 3.6%, 8.16%, 12/13/2029	210,000	210,289
Aristocrat Technologies, Inc., Term Loan B, 90-day average SOFR +2.25%, 6.93%, 5/24/2029	100,000	100,063
Bombardier Recreational Products, Inc., Term Loan, 1-month USD-LIBOR + 2.0%, 6.635%, 5/24/2027	298,462	292,013
Carnival Corp., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 10/18/2028	943,000	917,067
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 4/30/2026	701,531	699,889
CNT Holdings I Corp, Term Loan, 90-day average SOFR + 3.5%, 8.125%, 11/8/2027	423,021	416,147
Corporation Service Co., Term Loan B, 30-day average SOFR + 3.25%, 7.968%, 11/2/2029	288,000	288,451
Crocs, Inc., Term Loan B, 90-day average SOFR + 3.75%, 8.05%, 2/20/2029	544,375	543,771
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.5%, 2/28/2025* (b)	720,581	118,521
Term Loan, 3-month USD-LIBOR + 2.75%, 9/30/2026* (b)	292,495	47,792
DIP Term Loan, 30-day average SOFR + 10.0%, 14.664% - 14.667%, 9/7/2023	496,653	507,828
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 7.088% - 7.135%, 6/3/2028	282,469	253,163
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 11/24/2028	297,000	296,505
Formula One Holdings Ltd., Term Loan B, 30-day average SOFR + 3.25%, 7.868%, 1/15/2030	325,000	326,300
Great Outdoors Group LLC, Term Loan B1, 1-month USD-LIBOR + 3.75%, 8.385%, 3/6/2028	677,145	668,467
Hanesbrands, Inc., Term Loan B, 2/14/2030 (c)	78,000	78,098
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 10/19/2027	372,137	361,206
J&J Ventures Gaming LLC, Term Loan, 3-month USD-LIBOR + 4.0%, 8.73%, 4/26/2028	434,500	420,161
Les Schwab Tire Centers, Term Loan B, 3-month USD-LIBOR + 3.25%, 8.064%, 11/2/2027	494,949	490,000
Life Time Fitness, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 9.385%, 12/16/2024	37,092	37,124
Mavis Tire Express Services Corp., Term Loan B, 30-day average SOFR + 4.0%, 8.732%, 5/4/2028	433,400	420,476
Mister Car Wash Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 7.99%, 5/14/2026	319,154	318,905
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.575%, 10/28/2027	216,150	200,263
Penn National Gaming, Inc., Term Loan B, 30-day average SOFR + 2.75%, 7.468%, 5/3/2029	568,145	567,196
Petco Health and Wellness Co., Inc., Term Loan B, 90-day average SOFR + 3.25%, 7.976%, 3/3/2028	626,375	620,894
PetSmart, Inc., Term Loan B, 30-day average SOFR + 3.75%, 8.468%, 2/11/2028	428,475	427,894
Playa Resorts Holding B.V., Term Loan B, 30-day average SOFR + 4.25%, 8.814%, 1/5/2029	379,371	378,779
Playtika Holding Corp, Term Loan, 1-month USD-LIBOR + 2.75%, 7.385%, 3/13/2028	447,727	443,915
Rent-A-Center, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 3.25%, 8.125%, 2/17/2028	368,438	361,301
Scientific Games Holdings LP, Term Loan B, 4/4/2029 (c)	349,125	343,832
Scientific Games International, Inc., Term Loan, 30-day average SOFR + 3.0%, 7.662%, 4/14/2029	796,000	795,148
SeaWorld Parks & Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.688%, 8/25/2028	426,010	425,433

Sweetwater Borrower LLC, Term Loan B, 1-month USD-LIBOR + 4.25%, 8.938%, 8/7/2028	402,721	380,572
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 1/31/2028	427,387	388,679
UFC Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 7.57%, 4/29/2026	309,161	308,451
Varsity Brands, Inc., Term Loan, 12/15/2026 (c)	225,000	217,688
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 7.635%, 2/5/2026	632,173	610,487
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 10/30/2027	136,666	120,003
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD- LIBOR + 2.75%, 7.39%, 5/18/2025	610,261	608,299
WOOF Holdings, Inc., First Lien Term Loan, 12/21/2027 (c)	200,000	192,500
		16,403,106
Consumer Staples 6.0%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 8.23%, 11/24/2027	421,400	409,925
Birkenstock GmbH & Co. KG, Term Loan B, 3-month USD-LIBOR + 3.25%, 8.064%, 4/28/2028	433,400	430,962
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 10/25/2027	423,583	421,732
Coty Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.838%, 4/7/2025	197,219	197,007
Del Monte Foods, Inc., Term Loan, 30-day average SOFR + 4.25%, 8.911%, 5/16/2029	448,875	440,831
Fertitta Entertainment LLC, Term Loan B, 30-day average SOFR + 4.0%, 8.618%, 1/27/2029	483,179	470,950
IRB Holding Corp.:
Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 2/5/2025	728,954	729,104
Term Loan B, 30-day average SOFR + 3.0%, 7.687%, 12/15/2027	1,299,950	1,284,747
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.703%, 12/22/2026	545,830	532,526
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 7.93%, 1/24/2029	510,939	465,912
Ozark Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 12/16/2027	411,725	386,507
Shearer's Foods, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 9/23/2027	493,370	481,885
Sovos Brands Intermediate, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 8.325%, 6/8/2028	364,745	360,186
TKC Holdings, Inc., Term Loan, 1-month USD-LIBOR + 5.5%, 10.14%, 5/15/2028	365,308	309,502
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 8.23%, 3/31/2028	492,501	460,121
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 6.635%, 9/13/2026	838,359	837,352
		8,219,249
Energy 3.9%
ABG Intermediate Holdings 2 LLC, Term Loan B1, 30-day average SOFR + 3.5%, 8.218%, 12/21/2028	497,500	489,262
AL GCX Holdings LLC, Term Loan B, 90-day average SOFR + 3.75%, 8.525%, 5/17/2029	488,401	488,909
BCP Renaissance Parent LLC, Term Loan B3, 30-day average SOFR + 3.5%, 8.118%, 10/31/2026	445,349	444,792
Brazos Delaware II LLC, Term Loan B, 2/11/2030 (c)	300,000	298,641
Buckeye Partners LP, Term Loan B, 1-month USD-LIBOR + 2.25%, 6.816%, 11/1/2026	299,237	299,329
CQP Holdco LP, Term Loan B, 3-month USD-LIBOR + 3.5%, 8.173% - 8.23%, 6/5/2028	433,400	433,326
Freeport LNG Investments, LLLP, Term Loan B, 3-month USD-LIBOR + 3.5%, 8.308%, 12/21/2028	491,262	480,746
GIP II Blue Holding LP, Term Loan B, 3-month USD-LIBOR + 4.5%, 9.23%, 9/29/2028	215,081	214,754
Gulf Finance LLC, Term Loan, 1-month USD-LIBOR + 6.75%, 11.43% - 11.482%, 8/25/2026	267,456	262,961
Medallion Midland Acquisition LLC, Term Loan, 90-day average SOFR + 3.75%, 8.592%, 10/18/2028	224,730	224,485

NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 8.004%, 10/1/2025	373,425	373,560
Oryx Midstream Services Permian Basin LLC, Term Loan B, 30-day average SOFR + 3.25%, 7.932%, 10/5/2028	598,118	595,502
Parkway Generation LLC:
Term Loan B, 90-day average SOFR + 4.75%, 9.902%, 2/18/2029	306,980	304,179
Term Loan C, 90-day average SOFR + 4.75%, 9.902%, 2/18/2029	40,713	40,332
TransMontaigne Operating Co. LP, Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 8.092% - 8.135%, 11/17/2028	470,250	468,524
		5,419,302
Financials 5.7%
Acrisure LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.104%, 2/15/2027	717,984	687,919
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 9.135%, 7/31/2026	876,165	876,476
AmWINS Group, Inc., Term Loan B, 30-day average SOFR + 2.75%, 7.412%, 2/19/2028	171,000	170,519
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 2/12/2027	388,973	381,290
Asurion LLC:
Term Loan B8, 1-month USD-LIBOR + 3.25%, 7.885%, 12/23/2026	348,223	332,118
Term Loan B9, 1-month USD-LIBOR + 3.25%, 7.885%, 7/31/2027	495,474	463,473
Term Loan B10, 90-day average SOFR + 4.0%, 8.68%, 8/19/2028	390,164	366,788
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.635%, 1/27/2027	256,740	253,692
Deerfield Dakota Holding LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.368%, 4/9/2027	391,188	376,151
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 4/7/2028	361,064	352,433
Focus Financial Partners LLC, Term Loan B5, 30-day average SOFR + 3.25%, 7.868%, 6/30/2028	128,678	128,145
Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 7.689% - 7.818%, 4/25/2025	1,293,342	1,291,616
ION Trading Finance Ltd., Term Loan, 3-month USD-LIBOR + 4.75%, 9.48%, 4/3/2028	246,250	231,783
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.82%, 12/31/2025	933,630	924,583
VFH Parent LLC, Term Loan B, 30-day average SOFR + 3.0%, 7.661%, 1/13/2029	495,000	491,782
Zacapa S.a.r.l., Term Loan, 90-day average SOFR + 4.25%, 8.83%, 3/22/2029	446,625	434,437
		7,763,205
Health Care 7.7%
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 8.188% - 8.25%, 5/4/2025	835,330	789,236
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.061%, 2/15/2029	843,630	782,817
Avantor Funding, Inc., Term Loan B5, 1-month USD-LIBOR + 2.25%, 6.885%, 11/8/2027	273,634	273,634
Aveanna Healthcare LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 7/17/2028	377,300	321,648
CHG Healthcare Services Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.885%, 9/29/2028	222,188	221,245
Embecta Corp, Term Loan B, 180-day average SOFR + 3.0%, 7.791%, 3/30/2029	286,962	282,972
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 9.135%, 2/4/2027	422,418	389,945
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 8.73%, 10/1/2027	1,066,494	1,029,967
Imprivata, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 8.385%, 12/1/2027	422,475	412,773
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 5/5/2028	337,526	337,376
Mallinckrodt International Finance S.A., Term Loan, 3-month USD LIBOR + 5.25%, 9.986%, 9/30/2027	536,219	426,855

Medical Solutions Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 11/1/2028	223,484	217,827
Medline Borrower LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 10/23/2028	1,043,872	1,008,130
New Trojan Parent, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 7.851% - 7.885%, 1/6/2028	428,475	296,719
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 10/27/2028	445,500	445,872
Owens & Minor, Inc., Term Loan B, 30-day average SOFR + 3.75%, 180-day average SOFR + 3.75%, 7.831% - 8.468%, 3/29/2029	347,375	342,599
Perrigo Investments LLC, Term Loan B, 30-day average SOFR + 2.5%, 7.218%, 4/20/2029	348,249	349,337
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 8.885%, 7/9/2025	200,000	171,861
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.575%, 11/16/2025	615,205	589,957
Sotera Health Holdings LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 7.575%, 12/11/2026	435,000	419,394
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 8.36%, 8/31/2026	500,220	497,406
Team Health Holdings, Inc., Term Loan B, 30-day average SOFR + 5.25%, 9.868%, 3/2/2027	343,459	289,649
U.S. Anesthesia Partners, Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 8.816%, 10/1/2028	444,375	427,324
Vizient, Inc., Term Loan B, 30-day average SOFR + 2.25%, 6.918%, 5/16/2029	248,750	248,840
		10,573,383
Industrials 20.1%
AI Aqua Merger Sub, Inc.:
Term Loan B, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 8.288% - 8.432%, 7/31/2028	269,608	260,005
First Lien Term Loan B, 30-day average SOFR + 3.75%, 8.315%, 7/31/2028	448,138	432,854
Ali Group North America Corp., Term Loan B, 30-day average SOFR + 2.0%, 6.732%, 7/30/2029	234,367	233,717
Allied Universal Holdco LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.468%, 5/12/2028	647,733	625,179
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 3-month USD-LIBOR + 4.0%, 8.17% - 8.635%, 1/29/2027	643,500	637,869
American Airlines, Inc., First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 6.385%, 1/29/2027	740,587	718,162
APi Group DE, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 1/3/2029	223,857	224,109
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.968%, 12/6/2027	421,400	398,223
Atlas Air, Inc., Term Loan B, 2/8/2030 (c)	191,000	185,986
Avis Budget Car Rental LLC, Term Loan C, 30-day average SOFR + 3.5%, 8.218%, 3/16/2029	248,125	248,228
AVSC Holding Corp., Term Loan B1, 3-month USD-LIBOR + 3.5%, 8.306%, 3/3/2025 (PIK)	518,801	500,752
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.25%, 6.867%, 5/19/2028	248,111	248,082
Bingo Industries Ltd., Term Loan, 3-month USD-LIBOR + 3.5%, 8.23%, 7/14/2028	434,500	419,475
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 9.062% - 9.065%, 6/21/2024	657,154	622,834
BrightView Landscapes LLC, Term Loan B, 30-day average SOFR + 3.25%, 90-day average SOFR + 3.25%, 7.868% - 7.926%, 4/20/2029	497,500	487,963
Brown Group Holding LLC:
Term Loan B, 1-month USD-LIBOR + 2.5%, 7.135%, 6/7/2028	608,442	604,542
Term Loan B2, 30-day average SOFR + 3.75%, 90-day average SOFR + 3.75%, 8.368% - 8.426%, 7/2/2029	498,750	499,478
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.635%, 10/30/2026	666,870	665,133

Cobham Ultra SeniorCo S.a.r.l, Term Loan B, 6-month USD-LIBOR + 3.75%, 8.81%, 8/3/2029	249,375	247,505
CoreLogic, Inc., Term Loan, 6/2/2028 (c)	350,000	301,373
Covanta Holding Corp.:
Term Loan C, 30-day average SOFR + 2.5%, 7.061%, 11/30/2028	17,843	17,821
Term Loan B, 30-day average SOFR + 2.5%, 7.118%, 11/30/2028	230,416	230,128
Dynasty Acquisition Co., Inc.:
Term Loan B1, 30-day average SOFR + 3.5%, 8.218%, 4/6/2026	595,386	584,050
Term Loan B2, 30-day average SOFR + 3.5%, 8.218%, 4/6/2026	318,918	312,845
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 7.635%, 3/29/2025	579,787	579,135
Garda World Security Corp., Term Loan B, 1-month USD-LIBOR + 4.25%, 8.85%, 10/30/2026	635,535	635,736
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 7.135%, 3/31/2027	427,223	426,061
Genesee & Wyoming Inc., Term Loan, 3-month USD-LIBOR + 2.0%, 6.73%, 12/30/2026	349,103	348,575
Hertz Corp.:
Term Loan B, 1-month USD-LIBOR + 3.25%, 7.89%, 6/30/2028	208,516	207,670
Term Loan C, 1-month USD-LIBOR + 3.25%, 7.89%, 6/30/2028	39,896	39,734
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 7.385%, 7/14/2028	5,800	5,753
Term Loan B1, 1-month USD-LIBOR + 2.75%, 7.385%, 7/14/2028	302,687	300,228
Indy U.S. Bidco LLC:
Fifth Amendment Term Loan, 3/6/2028 (c)	74,615	67,123
Term Loan B, 3/6/2028 (c)	154,385	138,882
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.0%, 3-month USD-LIBOR + 4.0%, 8.635% - 8.73%, 5/1/2024	438,907	430,609
Intrado Corp., Term Loan, 3-month USD-LIBOR + 4.0%, 8.825%, 10/10/2024	122,105	107,453
Kenan Advantage Group, Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.75%, 8.385%, 3/24/2026	775,272	771,396
Second Lien Term Loan, 1-month USD-LIBOR + 7.25%, 11.885%, 9/1/2027	375,000	350,625
Kestrel Bidco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 7.592%, 12/11/2026	446,192	426,218
Kingpin Intermediate Holdings LLC, Term Loan B, 30-day average SOFR + 3.5%, 8.118%, 2/8/2028	200,000	199,750
Madison IAQ LLC, Term Loan, 3-month USD-LIBOR + 3.25%, 7.988%, 6/21/2028	285,280	272,345
Maxar Technologies Ltd., Term Loan B, 30-day average SOFR + 4.25%, 8.968%, 6/14/2029	248,750	249,479
MI Windows and Doors LLC, Term Loan, 30-day average SOFR + 3.5%, 8.218%, 12/18/2027	263,083	262,041
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 9.996%, 6/21/2027	384,147	400,642
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 2/1/2028	1,258,819	1,249,378
Prime Security Services Borrower LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 7.517%, 9/23/2026	410,891	410,667
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 2/12/2027	435,144	346,810
Quikrete Holdings, Inc., Term Loan B1, 1-month USD-LIBOR + 3.0%, 7.635%, 3/18/2029	595,500	594,124
Sabre GLBL Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.718%, 6/30/2028	236,275	217,767
Solis IV BV, Term Loan B1, 90-day average SOFR + 3.5%, 8.373%, 2/26/2029	447,750	413,289
Spirit Aerosystems, Inc., Term Loan, 90-day average SOFR + 4.5%, 9.176%, 1/15/2027	149,625	150,015
SRS Distribution Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 6/2/2028	696,222	675,770
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 9.814%, 4/16/2026	672,219	624,804
Tempo Acquisition LLC, Term Loan B, 30-day average SOFR + 3.0%, 7.618%, 8/31/2028	832,335	832,597
Titan Acquisition Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 8.151%, 3/28/2025	873,230	839,335

TransDigm, Inc.:
Term Loan E, 3-month USD-LIBOR + 2.25%, 6.98%, 5/30/2025	669,824	669,884
Term Loan F, 3-month USD-LIBOR + 2.25%, 7.178%, 12/9/2025	772,927	772,733
Term Loan H, 90-day average SOFR + 3.25%, 7.83%, 2/22/2027	823,876	824,263
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD-LIBOR + 1.5%, 6.23%, 2/28/2025 (PIK)	307,308	317,021
Term Loan, 3-month USD-LIBOR + 6.75%, 9.73%, 5/29/2026 (PIK)	298,847	175,012
United Airlines, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 8.568%, 4/21/2028	726,636	727,275
Veritas U.S. Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 9.73%, 9/1/2025	293,265	230,736
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.635%, 8/27/2025	740,160	740,823
Vertical U.S. Newco, Inc., Term Loan B, 6-month USD-LIBOR + 3.5%, 8.602%, 7/30/2027	300,000	293,883
Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 7.324%, 3/2/2027	480,150	475,498
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD- LIBOR + 3.75%, 8.39% - 8.58%, 4/30/2025	97,805	89,569
		27,597,021
Information Technology 9.9%
Banff Merger Subsidiary, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 8.385%, 10/2/2025	907,929	898,201
Second Lien Term Loan, 1-month USD-LIBOR + 5.50%, 10.135%, 2/27/2026	250,000	244,689
Cloud Software Group, Inc., Term Loan, 3/30/2029 (c)	400,000	372,126
CommerceHub, Inc., Term Loan B, 180-day average SOFR + 4.0%, 8.777%, 12/29/2027	421,400	403,402
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 4/6/2026	633,263	616,165
Cornerstone OnDemand, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 8.385%, 10/16/2028	466,475	432,539
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 8.48%, 11/9/2027	210,753	207,328
ECL Entertainment LLC, Term Loan, 1-month USD-LIBOR + 7.5%, 12.232%, 5/1/2028	369,375	371,338
Endure Digital Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 8.072%, 2/10/2028	423,550	394,219
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 8.325%, 6/13/2024	675,971	639,252
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 12.075%, 6/13/2025	371,428	318,448
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 7/1/2024	98,205	98,089
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 8.51%, 3/2/2028	213,694	207,104
I-Logic Technologies Bidco Ltd., Term Loan B, 90-day average SOFR + 4.0%, 8.73%, 2/16/2028	294,531	286,694
Ivanti Software, Inc.:
Term Loan B, 3-month USD-LIBOR + 4.0%, 8.733%, 12/1/2027	427,388	362,388
Term Loan B, 3-month USD-LIBOR + 4.25%, 9.011%, 12/1/2027	424,641	360,225
Magenta Buyer LLC, First Lien Term Loan, 3-month USD-LIBOR + 4.75%, 9.58%, 7/27/2028	434,500	371,836
McAfee LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.418%, 3/1/2029	671,625	631,076
Mirion Technologies, Inc., Term Loan, 6-month USD-LIBOR + 2.75%, 7.48%, 10/20/2028	445,500	442,994
Mitchell International, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.341%, 10/15/2028	645,125	612,795
MKS Instruments, Inc., Term Loan B, 30-day average SOFR + 2.75%, 7.411%, 8/17/2029	299,250	297,535
Open Text Corp., Term Loan B, 30-day average SOFR + 3.5%, 8.328%, 8/24/2029	500,000	499,962
Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD- LIBOR + 3.5%, 8.218% - 8.276%, 1/22/2027	233,025	232,832
Project Alpha Intermediate Holding, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.64%, 4/26/2024	736,848	736,516
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 8.203%, 8/31/2028	217,800	212,083

Riverbed Technology, Inc., Term Loan, 3-month USD-LIBOR + 6.0%, 10.84%, 12/7/2026 (PIK)	160,672	58,545
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 10.23%, 3/17/2026	179,438	170,825
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 8.235%, 3/5/2027	533,609	526,856
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 8.032%, 5/4/2026	847,471	832,110
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 8/27/2025	356,847	357,561
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 8.958%, 8/20/2025	714,928	667,207
VS Buyer LLC, Term Loan B, 2-month USD-LIBOR + 3.0%, 7.7%, 2/28/2027	251,291	249,092
Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 8.39%, 12/21/2027	210,700	210,437
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 6/8/2028	297,926	294,295
		13,616,764
Materials 9.6%
Albaugh LLC, Term Loan B, 30-day average SOFR + 3.50%, 90-day average SOFR + 3.5%, 8.118% - 8.176%, 4/6/2029	397,000	395,511
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 2/3/2028	854,775	839,752
AMG Advanced Metallurgical Group N.V., Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 11/30/2028	297,000	296,814
Aruba Investments, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 8.385%, 11/24/2027	711,165	703,164
Berlin Packaging LLC, Term Loan B5, 1-month USD-LIBOR + 3.75%, 3-month USD- LIBOR + 3.75%, 8.32% - 8.48%, 3/11/2028	444,375	436,321
Charter NEX U.S., Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 8.482%, 12/1/2027	421,400	415,246
Chemours Co., Term Loan B, 1-month USD-LIBOR + 1.75%, 6.39%, 4/3/2025	396,507	395,304
Diamond (BC) B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3-month USD- LIBOR + 2.75%, 7.385% - 7.575%, 9/29/2028	396,000	389,894
GEON Performance Solutions LLC, Term Loan, 3-month USD-LIBOR + 4.5%, 9.23%, 8/18/2028	226,138	225,785
H.B. Fuller Co., Term Loan B, 30-day average SOFR + 2.5%, 7.118%, 2/6/2030	270,000	272,195
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 8.135%, 6/30/2027	372,970	365,718
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 8.453%, 8/28/2026	330,627	329,593
Ineos U.S. Finance LLC, Term Loan B, 30-day average SOFR + 3.75%, 8.468%, 11/8/2027	248,695	248,339
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 2/5/2027	213,950	213,370
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 9.385%, 2/18/2028	427,387	403,347
LSF11 A5 Holdco LLC, Term Loan, 90-day average SOFR + 3.5%, 8.232%, 10/15/2028	523,312	511,101
Mauser Packaging Solutions Holding Co., Term Loan B, 90-day average SOFR + 4.0%, 8.561%, 8/14/2026	455,000	451,872
Messer Industries GmbH, Term Loan, 3-month USD-LIBOR + 2.5%, 7.23%, 3/2/2026	250,556	250,165
Proampac PG Borrower LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3-month USD-LIBOR + 3.75%, Prime Rate + 2.75%, 7.959% - 10.50%, 11/3/2025	488,742	482,227
Reynolds Group Holdings, Inc.:
Term Loan B2, 1-month USD-LIBOR + 3.25%, 7.885%, 2/5/2026	773,699	772,851
Term Loan B, 1-month USD-LIBOR + 3.25%, 7.885%, 9/24/2028	444,375	443,100
Ring Container Technologies Group LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.135%, 8/12/2028	219,780	218,545
Starfruit Finco BV, Term Loan B, 90-day average SOFR + 2.75%, 7.526%, 10/1/2025	1,448,744	1,442,768
TricorBraun Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 7.885%, 3/3/2028	893,284	873,440
Trident TPI Holdings, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 8.73%, 9/15/2028	434,738	428,760
Trinseo Materials Operating S.C.A., Term Loan, 1-month USD-LIBOR + 2.0%, 6.635%, 9/6/2024	399,476	394,689

Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD- LIBOR + 2.25%, 6.885% - 7.075%, 3/10/2028	481,646	475,175
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 8.688%, 5/1/2025	443,734	443,364
		13,118,410
Real Estate 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan B, 1-month USD-LIBOR + 2.75%, 7.385%, 8/21/2025	238,198	237,348
Term Loan, 30-day average SOFR + 3.25%, 7.968%, 1/31/2030	300,453	299,326
		536,674
Utilities 2.2%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 8.48%, 5/14/2027	187,230	187,737
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 8.14%, 12/10/2027	825,395	821,416
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 8.14% - 8.23%, 10/1/2027	624,347	611,948
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.5%, 7.46%, 12/15/2027	396,664	396,323
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 8.385%, 11/9/2026	477,932	459,070
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 9.635%, 4/20/2026	157,365	155,365
Term Loan C, 1-month USD-LIBOR + 5.0%, 9.635%, 4/20/2026	26,053	25,723
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 7.688%, 6/23/2025	420,258	419,470
		3,077,052
Total Loan Participations and Assignments (Cost $123,261,283)		119,986,682

Corporate Bonds 2.8%
Communication Services 0.7%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	446,250
DISH DBS Corp., 144A, 5.25%, 12/1/2026	200,000	167,500
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	315,000	291,415
		905,165
Consumer Discretionary 0.9%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	595,010
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	44,168
144A, 6.75%, 5/15/2025	54,000	53,683
Ford Motor Credit Co. LLC, 2.3%, 2/10/2025	250,000	229,742
NCL Corp. Ltd., 144A, 8.375%, 2/1/2028	40,000	40,639
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	264,666
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	54,260
		1,282,168
Energy 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/2028	75,000	69,526
Financials 0.0%
Alliant Holdings Intermediate LLC, 144A, 6.75%, 4/15/2028	60,000	58,680
Health Care 0.0%
Tenet Healthcare Corp., 4.625%, 6/15/2028	30,000	27,143

Industrials 0.9%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	400,000	389,299
Chart Industries, Inc., 144A, 7.5%, 1/1/2030	70,000	71,050
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	9,100
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	50,000	49,250
144A, 6.25%, 1/15/2028	308,000	285,701
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	78,000	78,293
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	250,000	226,483
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	80,000	80,000
		1,189,176
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	294,750
Real Estate 0.0%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	53,368
Total Corporate Bonds (Cost $4,040,622)		3,879,976

	Shares	Value ($)

Common Stocks 0.2%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc.*	22,247	39,377
iHeartMedia, Inc. “A”*	1,111	8,066
		47,443
Energy 0.2%
Aquadrill LLC*	4,748	267,472
Information Technology 0.0%
Answers Corp.* (d)	2,219	0
Total Common Stocks (Cost $533,003)		314,915

Preferred Stocks 0.0%
Information Technology
Riverbed Technology, Inc.* (Cost $102,333)	1,386	354

Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	59,494
Windstream Services LLC*	551	6,520
Total Warrants (Cost $156,854)		66,014

Closed-End Investment Companies 0.4%
Nuveen Credit Strategies Income Fund (Cost $613,195)	95,370	508,322

Exchange-Traded Funds 3.5%
Invesco Senior Loan ETF	98,457	2,062,674
SPDR Blackstone Senior Loan ETF	50,000	2,089,500
Xtrackers USD High Yield Corporate Bond ETF (e)	17,415	594,722
Total Exchange-Traded Funds (Cost $5,146,191)		4,746,896

Cash Equivalents 4.9%
DWS Central Cash Management Government Fund, 4.51% (f) (Cost $6,715,847)	6,715,847	6,715,847

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $140,569,328)	99.1	136,219,006
Other Assets and Liabilities, Net	0.9	1,198,835
Net Assets	100.0	137,417,841
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 are as follows:
Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
Exchange-Traded Funds 0.4%
Xtrackers USD High Yield Corporate Bond ETF (e)
635,648	—	—	—	(40,926)	24,932	—	17,415	594,722
Cash Equivalents 4.9%
DWS Central Cash Management Government Fund, 4.51% (f)
10,191,197	34,992,151	38,467,501	—	—	147,328	—	6,715,847	6,715,847
10,826,845	34,992,151	38,467,501	—	(40,926)	172,260	—	6,733,262	7,310,569

*	Non-income producing security.
(a)
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2023. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	All or a portion of the security represents unsettled loan commitments at February 28, 2023 where the rate will be determined at the time of settlement.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DBX Advisors LLC.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIP: Debtor-in-Possession
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
At February 28, 2023, the Fund had unfunded loan commitments of $168,570, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	101,025	95,926	(5,099)
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	66,996	(549)
Total	168,570	162,922	(5,648)
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$119,986,682	$—	$119,986,682
Corporate Bonds (a)	—	3,879,976	—	3,879,976
Common Stocks
Communication Services	47,443	—	—	47,443
Energy	—	267,472	—	267,472
Information Technology	—	—	0	0
Preferred Stocks	—	354	—	354
Warrants	—	66,014	—	66,014
Closed-End Investment Companies	508,322	—	—	508,322
Exchange-Traded Funds	4,746,896	—	—	4,746,896
Short-Term Investments	6,715,847	—	—	6,715,847
Total	$12,018,508	$124,200,498	$0	$136,219,006

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(5,648)	$—	$(5,648)
Total	$—	$(5,648)	$—	$(5,648)
During the period ended February 28, 2023, the amount of transfers between Level 3 and Level 2 was $1,092,386. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes depreciation on unfunded loan commitments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH3
R-080548-2 (1/25)